As filed with the Securities and Exchange Commission on November 20, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-21143
                                                     ---------

                           BLUE AND WHITE FUNDS TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)

          8383 WILSHIRE BOULEVARED, SUITE 100, BEVERLY HILLS, CA 90211
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 SHLOMO EPLBOIM
                                 --------------
           8383 Wilshire Boulevard, Suite 100, Beverly Hills, CA 90211
          -------------------------------------------------------------
                     (Name and address of agent for service)

                                  877-429-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  AUGUST 31, 2003
                          ---------------

Date of reporting period:  AUGUST 31, 2003
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                     [LOGO]
                             THE BLUE & WHITE FUND

                                      A series of the Blue and White Funds Trust

                          ANNUAL REPORT TO SHAREHOLDERS

                          AS OF AND FOR THE PERIOD FROM
                       FEBRUARY 3, 2003 TO AUGUST 31, 2003

                             THE BLUE & WHITE FUND

TABLE OF CONTENTS
================================================================================

Shareholder Letter and Comment from Investment Adviser........................1

Schedules of Investments......................................................5

Statements of Assets and Liabilities..........................................7

Statements of Operations......................................................8

Statements of Changes in Net Assets...........................................9

Financial Highlights.........................................................10

Notes to Financial Statements................................................11

                                     [LOGO]
                             THE BLUE & WHITE FUND

Dear Shareholders,

I would like to express my sincere appreciation and gratitude for your participation in the Fund. The world has seen many changes since we launched the fund over 8 months ago. Many investors are leery about global investments right now, and as well they should be. Unrest in the Middle East is at its highest point in decades, and the American economy has struggled to grab a foothold in positive territory after a several year skid. Yet those of us here at the Blue & White Fund (both founders and shareholders) believed in Israel and Israeli companies. Researching the true fundamentals of companies and their local economies allowed us to separate fact from fiction and make some prudent investments. Its takes time to understand the disconnect between the valuations of the stock prices vs. the way Israeli companies generate their revenues, operate, market themselves, and calculate their bottom line; but to date the end has justified the means. Within weeks of the start of the Iraqi war, the Israeli market turned around and became one of the top performing markets in the world, year to date. The old adage which advises one to be greedy when others are fearful has proven true once again.

The funds' performance as of 9/30/03 was + 22.06%, and as of 10/21/03 the NAV moved up +32.67% year to date/since inception (February 3, 2003.) This impressive performance was achieved while maintaining a very healthy portion of the funds' assets in cash & cash equivalents. The Fund held 36.4% in cash at the end of August 2003. In short, we have been able to capitalize on a good move in the Israeli market, while maintaining a conservative stance. This is something we are very proud of.

The funds' management and research teams are seeing the continuation of positive trends and overall improvement in the financial state of many publicly traded Israeli companies. As the global economy starts to improve with the gradual strengthening of the American economy - Israel is, we believe, successfully putting itself in the right place at the right time. As Israel benefits from a recovering global economy, the Blue & White Fund should also.

Thank you for your support; we will continue to do our best for our shareholders while keeping our hearts in Tel Aviv.

Sincerely

/s/ Shlomo Eplboim

Shlomo Eplboim
Chairman of the Board
Founder
The Blue and White Fund.

Opinions expressed are those of Shlomo Eplboim and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

The fund invests in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Quasar Distributors, LLC, distributor. 11/03

BLUE AND WHITE FUNDS TRUST

PERFORMANCE GRAPH
-----------------

--------------------------------------------------------------------------------

                   THE BLUE AND WHITE FUND CLASS A (WITH LOAD)
Hypothetical Value of $10,000 Investment vs S&P 500 Index & Custom Equity Index

                                  [LINE GRAPH]

                BLUE AND WHITE FUND
                CLASS A (WITH LOAD)      CUSTOM EQUITY INDEX     S&P 500 INDEX
--------------------------------------------------------------------------------
 2/3/03                10,000                    10,000             10,000
2/28/03                10,100                    10,148              9,850
3/31/03                10,260                    10,292              9,946
4/30/03                10,869                    11,384             10,765
5/31/03                11,618                    12,484             11,332
6/30/03                11,978                    12,746             11,477
7/31/03                11,918                    13,164             11,679
8/31/03                11,828                    13,512             11,907

--------------------------------------------------------------------------------

                                             TOTAL RETURNS
                                      PERIOD ENDED AUGUST 31, 2003
                                      ----------------------------
                                                 SINCE
                                               INCEPTION^
                                               ----------
The Blue and White Fund Class A (With Load)^     11.49%
S&P 500 Index+                                   19.07%
Custom Equity Index*                             35.12%

--------------------
^ The Fund commenced operations on February 3, 2003.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund as of February 3, 2003. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

+ The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market. One can not invest directly in an index.

* This index represents a blend of the performance of the NASDAQ Composite Index (75%), the Tel Aviv 25 Index (20%) and the Tel Aviv 100 Index (5%) rebalanced monthly. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. The Tel Aviv 25 and 100 Index are capitalization-weighted index of 25 and 100 stocks respectively, traded on the Tel Aviv Stock Exchange (TASE). One can not invest directy in an index.

BLUE AND WHITE FUNDS TRUST

PERFORMANCE GRAPH
-----------------

--------------------------------------------------------------------------------

                   THE BLUE AND WHITE FUND CLASS C (WITH LOAD)
Hypothetical Value of $10,000 Investment vs S&P 500 Index & Custom Equity Index

                                  [LINE GRAPH]

                 BLUE AND WHITE FUND
                 CLASS C (WITH LOAD)      CUSTOM EQUITY INDEX    S&P 500 INDEX
--------------------------------------------------------------------------------
 2/3/03                 10,000                    10,000             10,000
2/28/03                 10,006                    10,148              9,850
3/31/03                 10,155                    10,292              9,946
4/30/03                 10,748                    11,384             10,765
5/31/03                 11,501                    12,484             11,332
6/30/03                 11,862                    12,746             11,477
7/31/03                 11,777                    13,164             11,679
8/31/03                 11,692                    13,512             11,907

--------------------------------------------------------------------------------

                                             TOTAL RETURNS
                                     PERIOD ENDED AUGUST 31, 2003
                                     ----------------------------
                                                 SINCE
                                               INCEPTION^
                                               ----------
The Blue and White Fund Class C (With Load)^     16.92%
S&P 500 Index+                                   19.07%
Custom Equity Index*                             35.12%

-------------------
^ The Fund commenced operations on February 3, 2003.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund as of February 3, 2003. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

+ The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market. One can not invest directly in an index.

* This index represents a blend of the performance of the NASDAQ Composite Index (75%), the Tel Aviv 25 Index (20%) and the Tel Aviv 100 Index (5%) rebalanced monthly. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. The Tel Aviv 25 and 100 Index are capitalization-weighted index of 25 and 100 stocks respectively, traded on the Tel Aviv Stock Exchange (TASE). One can not invest directy in an index.

                              THE BLUE & WHITE FUND

SCHEDULE OF INVESTMENTS AT AUGUST 31, 2003
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
================================================================================
ISRAEL COMMON STOCKS: 52.6% (OF NET ASSETS)

AEROSPACE AND DEFENSE: 3.9%
     2,300     Elbit Systems Ltd.                                   $    39,307
     1,200     Tadiran Communications Industries                         26,949
                                                                    -----------
                                                                         66,256
                                                                    -----------

BANKS: 8.0%
    25,000     Bank Hapolim Ltd. *                                       48,774
    35,000     Bank Leumi Le - Israel *                                  48,987
    50,000     Israel Discount Bank - Class A*                           37,590
                                                                    -----------
                                                                        135,351
                                                                    -----------

COMPUTER NETWORKS: 8.6%
     3,000     RADWARE Ltd.*                                             56,400
    31,000     Scitex Corp. Ltd. *                                       89,280
                                                                    -----------
                                                                        145,680
                                                                    -----------

COMPUTER STORAGE DEVICES: 4.4%
     4,500     M-Systems Flash Disk Pioneers Ltd.*                       73,800
                                                                    -----------

CONSTRUCTION: 2.4%
     1,100     Minrav Holdings Ltd. *                                    28,218
    20,000     Sarfati & Sons Ltd. *                                     12,255
                                                                    -----------
                                                                         40,473
                                                                    -----------

ELECTRONIC INSTRUMENT & CONTROLS: 4.9%
     5,500     NICE Systems Ltd. Sponsored ADR*                          82,500
                                                                    -----------

ELECTRONICS: 2.1%
       500     Lipman Electronic Engineering Ltd.                        12,725
     4,716     Rapac Electronics Ltd. *                                   8,988
     9,000     Rapac Technologies (2000) Ltd.*                           14,480
                                                                    -----------
                                                                         36,193
                                                                    -----------

INVESTMENT COMPANIES: 4.7%
     1,000     Discount Investment Corp.                                 19,555
     1,500     IDB Development Corp. Ltd.                                25,686
    10,000     Koor Industries Ltd. Sponsored ADR*                       34,500
                                                                    -----------
                                                                         79,741
                                                                    -----------

MEDICAL EQUIPMENT: 0.6%
     1,701     Elbit Medical Imaging Ltd.*                                9,287
                                                                    -----------

SOFTWARE & PROGRAMMING: 6.5%
     3,430     Formula Systems (1985) Ltd. ADR*                          42,875
     4,300     Retalix Ltd.*                                             67,725
                                                                    -----------
                                                                        110,600
                                                                    -----------

TELECOMMUNICATIONS: 3.8%
    12,000     Partner Communications Company Ltd. *                     63,960
                                                                    -----------

TRANSPORTATION: 2.8%
    12,000     Dan Vehicle & Transportation D.R.T. Ltd.                  28,893
     4,000     Delek Automotive Systems Ltd.                             18,083
                                                                    -----------
                                                                         46,976
                                                                    -----------

TOTAL ISRAEL COMMON STOCKS
  (cost $767,400)                                                       890,817
                                                                    -----------

See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
================================================================================

U.S. COMMON STOCKS: 11.0% (OF NET ASSETS)

PHARMACEUTICALS: 4.2%
    16,000     Savient Pharmaceuticals, Inc. *                           70,400
                                                                    -----------

SEMICONDUCTORS: 4.4%
     3,000     Zoran Corp.*                                              75,090
                                                                    -----------

SOFTWARE & PROGRAMMING: 2.4%
     3,500     Verisity Ltd.*                                            41,300
                                                                    -----------

TOTAL U.S. COMMON STOCKS
  (cost $168,138)                                                       186,790
                                                                    -----------

PRINCIPAL
AMOUNT                                                                 VALUE
================================================================================
SHORT TERM INVESTMENT: 2.2%
$   36,900     SEI Daily Income Trust Government Fund
                 (cost $36,900)                                     $    36,900
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $972,438): 65.8%                                              1,114,507

Other Assets less Liabilities: 34.2%                                    578,538
                                                                    -----------

NET ASSETS: 100.0%                                                  $ 1,693,045
                                                                    -----------

ADR  American Depository Receipt.
*    Non-income producing security.

See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

STATEMENT OF ASSETS AND LIABILITIES AT AUGUST 31, 2003
================================================================================

ASSETS
     Investments in securities, at value (cost $972,438)            $ 1,114,507
     Cash                                                               574,301
     Receivables:
          Fund shares sold                                                  439
          Due from Adviser                                               57,402
          Dividends and interest                                          1,431
     Prepaid expenses                                                    10,955
                                                                    -----------
               Total assets                                           1,759,035
                                                                    -----------

LIABILITIES
     Payables:
          Distribution fees                                               1,918
          Shareholder servicing fees                                        752
     Accrued expenses                                                    63,320
                                                                    -----------
               Total liabilities                                         65,990
                                                                    -----------

NET ASSETS                                                          $ 1,693,045
                                                                    ===========

COMPONENTS OF NET ASSETS
     Paid-in capital                                                $ 1,505,723
     Accumulated net investment loss                                    (10,794)
     Accumulated net realized gains                                      56,047
     Net unrealized appreciation on investments                         142,069
                                                                    -----------
               Net assets                                           $ 1,693,045
                                                                    ===========

NET ASSET VALUE PER SHARE:
CLASS A

     Based on net assets of $1,621,419 and 145,252
       shares outstanding                                           $     11.16
                                                                    ===========
     Maximum offering price per share
       (net asset value divided by 94.25%)                          $     11.84
                                                                    ===========

CLASS C
     Based on net assets of $71,626 and
       6,440 shares outstanding                                     $     11.12
                                                                    ===========

See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED AUGUST 31, 2003*
================================================================================

INVESTMENT INCOME
     Income
          Dividends (net of foreign taxes withheld of $472)         $     1,718
          Interest                                                          373
                                                                    -----------
               Total income                                               2,091
                                                                    -----------

     Expenses
          Investment advisory fees (Note 3)                              10,630
          Organization expenses                                         101,103
          Transfer agent fees                                            33,722
          Fund accounting fees                                           27,101
          Administration fees                                            22,904
          Insurance expense                                              26,964
          Professional fees                                              21,970
          Registration expense                                           10,672
          Trustee fees                                                    7,314
          Custody fees                                                    5,185
          Miscellaneous                                                   5,020
          Reports to shareholders                                         4,581
          Distribution fees - Class A  (Note 3)                           1,698
          Distribution fees - Class C  (Note 3)                             220
          Shareholder servicing fees - Class A  ( Note 3)                   679
          Shareholder servicing fees - Class C  ( Note 3)                    73
                                                                    -----------
               Total expenses                                           279,836
               Less: fees waived and expenses absorbed                 (262,992)
                                                                    -----------
               Net expenses                                              16,844
                                                                    -----------

                 Net investment loss                                    (14,753)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  AND FOREIGN CURRENCY:
     Net realized gain on investments and foreign currency               60,006
                                                                    -----------

     Net unrealized appreciation on:
          Investments                                                   142,069
                                                                    -----------

          Net realized and unrealized gain on investments
            and foreign currency                                        202,075
                                                                    -----------

               NET INCREASE IN NET ASSETS RESULTING
                 FROM OPERATIONS                                    $   187,322
                                                                    ===========

* Commenced operations on February 3, 2003.

See accompanying Notes to Financial Statements.

                             THE BLUE & WHITE FUND

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED AUGUST 31, 2003 *
================================================================================

INCREASE IN NET ASSETS FROM:

OPERATIONS
     Net investment loss                                            $   (14,753)
     Net realized gain on investments                                    60,006
     Net unrealized appreciation on investments and foreign currency    142,069
                                                                    -----------
          Net increase in net assets resulting from operations          187,322
                                                                    -----------

CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold
          Class A                                                     1,747,159
          Class C                                                        64,244
     Cost of shares redeemed
          Class A                                                      (305,654)
          Class C                                                           (26)
                                                                    -----------
               Net increase in net assets derived from
                 net change in outstanding shares (a)                 1,505,723
                                                                    -----------

               TOTAL INCREASE IN NET ASSETS                           1,693,045

NET ASSETS
     Beginning of period                                                     --
                                                                    -----------
     END OF PERIOD                                                  $ 1,693,045
                                                                    ===========

(a)  A summary of capital share transactions is as follows:

CLASS A SHARES
     Shares sold                                                        174,041
     Shares redeemed                                                    (28,789)
                                                                    -----------
     Net increase                                                       145,252
                                                                    ===========

CLASS C SHARES
     Shares sold                                                          6,443
     Shares redeemed                                                         (3)
                                                                    -----------
     Net increase                                                         6,440
                                                                    ===========

* Commenced operations on February 3, 2003.

See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.
================================================================================

                                                                 CLASS A              CLASS C
                                                             ----------------    ----------------

                                                               PERIOD ENDED        PERIOD ENDED
                                                             AUGUST 31, 2003*    AUGUST 31, 2003*
                                                             ----------------    ----------------

Net asset value, beginning of period                            $    9.43           $    9.43
                                                             ----------------    ----------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.11)              (0.14)
     Net realized and unrealized gain on investments
       and foreign currency                                          1.84                1.83
                                                             ----------------    ----------------
Total from investment operations                                     1.73                1.69
                                                             ----------------    ----------------

Net asset value, end of period                                  $   11.16           $   11.12
                                                             ================    ================

Total return                                                        18.35%#             17.92%#

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)                           $ 1,621.4           $    71.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived and expenses absorbed                       39.47%+             40.12%+
     After fees waived and expenses absorbed                         2.35%+              3.00%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
     Before fees waived and expenses absorbed                     (39.17%)+           (39.82%)+
     After fees waived and expenses absorbed                       (2.06%)+            (2.71%)+

Portfolio turnover rate                                             58.27%#             58.27%#

*    Commenced operations on February 3, 2003.
#    Not annualized.
+    Annualized.

See accompanying Notes to Financial Statements.

                              THE BLUE & WHITE FUND
               FOR THE PERIOD FEBRUARY 3, 2003 TO AUGUST 31, 2003

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------

NOTE 1 - ORGANIZATION

     The Blue and White Funds Trust (the "Trust") was organized on June 26, 2002 as a Delaware Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company composed of one diversified series: the Blue & White Fund (the "Fund"). The Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund began operations on February 3, 2003.

     The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective by investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange ("TASE"). The Fund defines an Israeli company as one: (1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities traded on an exchange for which there have been no sales are valued at the last bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

     B. Foreign Currency Translation. Foreign securities denominated in Israeli Shekels are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations resulting from changes in the market prices of investments.

          Interest and dividend income is translated at the foreign exchange rate which existed at the dates the income was accrued. Exchange gains and losses related to interest and dividend income are included in interest income on the accompanying Statement of Operations.

                             THE BLUE & WHITE FUND
               FOR THE PERIOD FEBRUARY 3, 2003 TO AUGUST 31, 2003

                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                   -------------------------------------------

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is shareholders are recorded on the ex-dividend date.

     D. Federal Income Taxes. The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     E. Organization Expenses. In accordance with Statement of Position 98-5, Reporting on the Costs of Start-Up Activities, organization costs for the Blue and White Fund were expensed. These organizational expenses include administration, legal and audit fees and are based on estimates.

     F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an investment management agreement with Blue and White Investment Management, LLC (the "Investment Adviser"). Under the terms of the agreement, the Fund will pay a fee equal to 1.50% of average net assets. The Investment Adviser has retained the services of Ramco Consultants & Portfolio Management LTD (the "Sub-Adviser") for the Fund. The Investment Adviser, not the Fund, pays the Sub-Adviser for its portfolio management services.

     Although not required to do so, the Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary so that its annual ratio of operating expenses to average net assets will not exceed the levels noted below. Such waivers and subsidy may end at any time. For the period ended August 31, 2003, the Investment Adviser waived fees and absorbed expenses of $262,992.

          Class A                                                2.35%

          Class C                                                3.00%

     These percentages are based on the daily average net assets of each class of the Fund.

     Any fee waived and/or any Fund expense absorbed by the Investment Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Investment Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund's current operating

                             THE BLUE & WHITE FUND
               FOR THE PERIOD FEBRUARY 3, 2003 TO AUGUST 31, 2003

                    NOTES TO FINANCIAL STATEMENT- (CONTINUED)
                    -----------------------------------------

     expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At August 31, 2003, the cumulative unreimbursed amount paid and/or waived by the Investment Adviser on behalf of the Fund is $262,992. The Investment Adviser my recapture $262,992 no later than August 31, 2006.

     The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.35% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. For the period ended August 31, 2003, the Distributor received $73,403 in sales commissions from the sale of Class A shares. For this period, there were $236 paid to the Distributor for contingent deferred sales charges relating to redemption of Class C shares. For the period ended August 31, 2003, Class A incurred $1,698 and $679 in distribution fees and shareholding service fees, and Class C incurred $220 and $73 in distribution and shareholding service fees respectively.

     U.S. Bancorp Fund Services, LLC is the Administrator to the Fund pursuant to a Fund Administration Servicing Agreement. The Fund will pay the Administrator a minimum annual fee of $40,000. U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent and Fund Accountants. The Transfer Agent fees charged for these services are based on the number of shareholder accounts and activity. The annual minimum fees are $28,000 for the first class and $15,000 for each additional class. The Fund Accounting annual fee is $39,000 for the first $100 million, 0.02% on the next $200 million and 0.01% of assets over $300 million. Each class is charged an additional 25% of the initial class. For the period ended August 31, 2003, the Fund incurred $22,904, $33,722 and $27,101 in administration, transfer agency and fund accounting fees, respectively.

     Quasar Distributors, LLC serves as the Distributor to the Fund pursuant to a Distribution Agreement. The Distribution fees to be paid will be an annual amount of the greater of 0.01% of the Fund's average daily net assets or a minimum fee of $15,000 on the first class and $3,000 for each additional class. In accordance with the Distribution Agreement, if the Adviser determines that Rule 12b-1 fees shall not be used to pay the Distributor, the Adviser will be responsible for the payments to the Distributor.

     Certain officers of the Fund are also officers and/or Trustees of the Investment Adviser, Administrator and Distributor.

     During the period ended August 31, 2003, First Montauk Securities Co., an affiliated broker, received $5,631 in brokerage fee commissions with respect to the portfolio transactions, which constituted 94% of the brokerage commissions during the fiscal year.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended August 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term investments of $36,900, were $1,240,420 and $366,653, respectively.

                             THE BLUE & WHITE FUND
               FOR THE PERIOD FEBRUARY 3, 2003 TO AUGUST 31, 2003

                    NOTES TO FINANCIAL STATEMENT- (CONTINUED)
                    -----------------------------------------

NOTE 5 - DISTRIBUTABLE EARNINGS

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Cost of investments for tax purposes         $  972,438
                                                  ==========
     Gross tax unrealized appreciation            $  168,086
     Gross tax unrealized depreciation               (26,017)
                                                  ----------
     Net tax unrealized appreciation on
        investments                               $  142,069
     Undistributed ordinary income                $   56,047

                            * * * * * * * * * * * * *

                             THE BLUE & WHITE FUND

Trustee and Officer Information

Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional information about the Trust's Trustees and is available by calling 1-877-494-1186.

INDEPENDENT TRUSTEES

====================================================================================================================================
NAME, ADDRESS AND AGE      POSITION(S)        TERM OF         PRINCIPAL OCCUPATION(S)         # OF PORTFOLIOS IN        OTHER
                            HELD WITH       OFFICE AND        DURING PAST FIVE YEARS             FUND COMPLEX        TRUSTEESHIPS
                            FUND             LENGTH OF                                           OVERSEEN BY           HELD BY
                                            TIME SERVED                                            TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Mr. Joseph Gottlieb        Trustee          Indefinite        General Director, Colint                1                  None
18 Shadmot-Dvora St.                        term; since       Ltd., an engineering and
Rishon-LeZion 75289                         September         logistic services for
Israel                                      2002              electronic OEMs (1981 to
Age: 49                                                       present)

------------------------------------------------------------------------------------------------------------------------------------
Mr. Tony Strickland        Trustee          Indefinite        California State                        1                  None
c/o Blue and White                          term; since       Assemblyman (1998 to
Investment Management,                      August 2002       present)
LLC
8383 Wilshire Boulevard,
Suite 100
Beverly Hills, CA 90211
Age: 32

------------------------------------------------------------------------------------------------------------------------------------
Mr. Roy R.Tashi            Trustee          Indefinite        Investor in Equities and                1                  None
5 Prince Patrick Street                     term; since       Properties (1979 to
Richmond Melbourne,                         August 2002       present)
Victoria, 3121 Australia
Age: 57

------------------------------------------------------------------------------------------------------------------------------------
Mr. Guy Bentov             Trustee*         Indefinite        Area Manager for I.T.                   1                  None
13 Mania & Israel St.                       term; since       International Theaters
Tel-Aviv, Israel                            September         managing 7 cinema
Age: 28                                     2003              theaters with 36 screens,
                                                              300 employees and
                                                              revenues of 40 mil NIS
                                                              per year (Jan. 2003 to
                                                              present), Area Manager
                                                              for Domino's Pizza (Jan.
                                                              1997 - Nov. 2002)

------------------------------------------------------------------------------------------------------------------------------------
Mr. Nathan Wolloch         Trustee          Indefinite        Manager of Sport and                    1              Chairman,
69 Ion Gvirni Street                        term; since       Youth Administration,                                  Experiment in
Tel-Aviv 64162                              October 2002      Municipality of Tel-Aviv -                             International
Israel                                                        Yafo (2000 to present);                                Living
Age: 65                                                       Manager of International                               Organization
                                                              Relations, City of Tel-                                in Israel (1976
                                                              Aviv - Yafo (1998 to                                   to present)
                                                              present); Manager of
                                                              Senior Citizens, City
                                                              Council of Tel-Aviv -
                                                              Yafo (1998 to present);
                                                              Manager of Education
                                                              Administration,
                                                              Municipality of Tel-Aviv
                                                              - Yafo (1989 to 1998)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Bentov was nominated and approved by the Trustees to replace Mr. Yossi Shelley on the September 8, 2003 board meeting.

                             THE BLUE & WHITE FUND

INTERESTED TRUSTEES AND OFFICERS
====================================================================================================================================
NAME, ADDRESS AND AGE      POSITION(S)        TERM OF         PRINCIPAL OCCUPATION(S)         # OF PORTFOLIOS IN        OTHER
                            HELD WITH       OFFICE AND        DURING PAST FIVE YEARS             FUND COMPLEX        TRUSTEESHIPS
                            FUND             LENGTH OF                                           OVERSEEN BY           HELD BY
                                            TIME SERVED                                            TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Shlomo Eplboim*            Trustee,         Indefinite        Financial Adviser,                      1                  None
8383 Wilshire Boulevard,   Chairperson      term;             Eplboim Poutre & Co.
Suite 100                  and              since August      (2001 to present);
Beverly Hills, CA 90211    Treasurer        2002              Financial Adviser,
Age: 31                                                       Prudential Securities
                                                              (1999 to 2001); Financial
                                                              Adviser, PaineWebber
                                                              (1997 to 1999)

------------------------------------------------------------------------------------------------------------------------------------
Rami Rahimi*               Trustee;         Indefinite        CEO of RAMCO                            1                  None
Ramco Consultants &        President        term;             Consultants and Portfolio
Portfolio Management                        since August      Management Ltd., an
LTD                                         2002              investment adviser (1987
30 Kalisher Street                                            to present); CEO of
Tel-Aviv, Israel 65257                                        Ramco Mutual Funds
Age: 50                                                       (1989 to present);
                                                              President Capital Market
                                                              Investment (1997 to
                                                              present).

------------------------------------------------------------------------------------------------------------------------------------
Paul Lieberman**           Trustee          Indefinite        General Counsel, First                  1                  None
8383 Wilshire Boulevard,                    term; since       Montauk Securities Corp.,
Suite 100                                   August 2002       a broker-dealer (1997 to
Beverly Hills, CA 90211                                       present).
Age: 53

------------------------------------------------------------------------------------------------------------------------------------
Michael Poutre             Executive        Indefinite        Financial Adviser,                     N/A                 N/A
8383 Wilshire Boulevard,   Vice             term;             Eplboim Poutre & Co.
Suite 100                  President        since 2002        (2001 to present);
Beverly Hills, CA 90211    and                                Financial Adviser, Van
Age: 31                    Secretary                          Kasper (1999 to 2001);
                                                              Financial Adviser, Paine
                                                              Webber (1998 to 1999);
                                                              International Stock
                                                              Broker, Smith Barney
                                                              (1995 to 1998).

------------------------------------------------------------------------------------------------------------------------------------

_______________
*This Trustee is considered an "interested person" as defined in the 1940 Act because of his affiliation with the Adviser.
** The Fund classifies Mr. Lieberman as an "interested person" because he is an executive officer of First Montauk Securities Co., which acts as a primary dealer for the Fund and executes a substantial portion of the Fund's trades and serves at the firm at which Mr. Eplboim and Mr. Poutre are registered representatives.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of the Blue and White Fund

We have audited the accompanying statement of assets and liabilities of the Blue and White Fund (the "Fund"), including the schedule of investments, as of August 31, 2003, and the related statements of assets and liabilities, operations, changes in net assets, and the financial highlights for the period from February 3, 2003 through August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue and White Fund as of August 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Los Angeles, California
September 26, 2003

INVESTMENT ADVISER
Blue and White Investment Management, LLC
8383 Wilshire Boulevard, Suite 100
Beverly Hills, CA 90211
www.blueandwhitefund.com
Ph. 877-429-3863
Fax: 310-312-9121

SUB-ADVISER
Ramco Consultants & Portfolio Management LTD
30 Kalisher Street
Tel-Aviv, Israel 65257

LEGAL COUNSEL
Holland & Knight LLP
200 South Orange Avenue, Suite 2600
Orlando, FL 32801

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

TRANSFER AGENT, FUND ACCOUNTANT,
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
877-494-1186

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-429-3863.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
--------------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a)  Code of Ethics. Filed herewith.
(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Blue and White Funds Trust
                  --------------------------

     By (Signature and Title) /s/ RAMI RAHIMI
                             ----------------
                                  Rami Rahimi, President

     Date 11/20/2003
          ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ RAMI RAHIMI
                             ----------------
                                  Rami Rahimi, President

     Date 11/20/2003
          ----------------------------------

     By (Signature and Title) /s/ SHLOMO EPLBOIM
                             -------------------
                                  Shlomo Eplboim, Treasurer

     Date 11/6/2003
          ----------------------------------